Note 6 - Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 42-1039071 002 [Member]
Notes to Financial Statements
EBP, Plan Termination [Text Block]

NOTE 6 - PLAN TERMINATION

Although they have not expressed any intent to do so, the Companies have the right to terminate the Plan at any time subject to the provisions of ERISA. Upon termination, all participants are 100% vested in their accounts.